Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
2.
Basis of presentation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board®. The policies applied in these consolidated financial statements were based on International Financial Reporting Standards as issued by the International Accounting Standards Board issued and applicable at December 31, 2025.

The Company presents its consolidated statements of financial position on a non-classified basis in order of liquidity.

These consolidated financial statements were authorized by the Board of Directors (the “Board”) to be issued on March 12, 2026.

The Company continues to adopt a going concern basis in preparing the consolidated financial statements.

Basis of consolidation

The Company has consolidated the assets, liabilities, revenues and expenses of all its subsidiaries and its parent entity. The consolidated financial statements include the accounts of the Company, and its direct and indirect wholly-owned subsidiaries, Mogo Finance Technology Inc., Mogo Financial (Alberta) Inc., Mogo Financial (B.C.) Inc., Mogo Financial Inc., Mogo Financial (Ontario) Inc., Mogo Mortgage Technology Inc., Mogo Technology Inc. (a US subsidiary), Mogo Blockchain Technology Inc., Mogo Wallet Inc. (formerly Mogo Wealth Technology Inc.), Thurlow Management Inc., Carta Solutions Holding Corp., Carta Solutions Processing Services (Cyprus) Ltd., Carta Financial Services Ltd. (a UK subsidiary), Carta Solutions Processing Services Corp., Carta Solutions Processing Services Corp. (a Morocco subsidiary), Carta Solutions Singapore PTE. Ltd. (a Singapore subsidiary), Carta Worldwide Inc., Carta Americas Inc. (a US subsidiary), Moka Financial Technologies Inc., Moka Financial Technologies Europe (a France subsidiary), Mogo Asset Management Inc. (formerly Tactex Asset Management Inc.), Tactex Advisors Inc. (a US subsidiary), NumberJacks Services Inc., and MogoTrade Inc. (formerly known as Fortification). The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

Subsequent to year end Mogo Asset Management Inc., MogoTrade Inc. and Moka Financial Technologies Inc. changed their names to IntelligentInvesting Wealth Management Inc., IntelligentInvesting Securities Inc., and IntelligentInvesting Financial Technologies Inc. respectively.

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

An entity is consolidated if the Company concludes that it controls the entity. The following circumstances may indicate a relationship in which, in substance, Orion Digital controls and therefore consolidates the entity:

•
The Company has power over the entity whereby the Company has the ability to direct the relevant activities (i.e., the activities that affect the entity’s returns);
•
The Company is exposed, or has rights, to variable returns from its involvement with the entity; and
•
The Company has the ability to use its power over the entity to affect the amount of the entity’s returns.

All inter‑company balances, income and expenses and unrealized gains and losses resulting from inter‑company transactions are eliminated in full.